UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-156020
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 9	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-21610
Amendment No. 77	☑
(Check appropriate box or boxes.)
Nationwide VLI Separate Account - 7

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner III, Vice President Corporate Governance and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
August 9, 2013

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
☑	immediately upon filing pursuant to paragraph (b)
□	on (date) pursuant to paragraph (b)
□	60 days after filing pursuant to paragraph (a)(1)
□	on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus supplement dated August 9, 2013
to the following prospectus(es):
Nationwide YourLife® Protection VUL - New York, Nationwide YourLife® Accumulation VUL -
New York, Nationwide YourLife® Survivorship VUL - New York, Nationwide YourLife®
Protection VUL, Nationwide YourLife® Accumulation VUL, Nationwide YourLife® Survivorship VUL,
and Nationwide Marathon® Performance VUL prospectus dated May 1, 2013
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
1) Effective July 26, 2013, the name of the investment option will be updated as indicated below:
CURRENT NAME	UPDATED NAME
T. Rowe Price Equity Series, Inc. – T. Rowe Price Health Sciences Fund	T. Rowe Price Equity Series, Inc. – T. Rowe Price Health Sciences Portfolio
2) Effective July 26, 2013, the following underlying investment option is available in all policies:
T. Rowe Price Equity Series, Inc. – T. Rowe Price Health Sciences Portfolio
PROS-0231

Incorporation by Reference
The prospectus supplements dated May 9, 2013, and June 14, 2013, and the prospectus and statement of additional information and Part C that were effective May 1, 2013, previously filed with the Commission under SEC file No. 333-156020, are hereby incorporated by reference and made a part of this registration statement.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on August 9, 2013.
Nationwide VLI Separate Account - 7
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on August 9, 2013.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President - Distribution and Sales and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact